Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 29, 2011
Class N Shares | William Blair Macro Allocation Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes a shareholder administration fee)	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses ("AFFE")	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	544
Class N Shares | William Blair Macro Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR MACRO ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term risk-adjusted total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and AFFE are estimated for the current fiscal year since the Fund did not commence operations until November 29, 2011
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE are estimated for the current fiscal year since the Fund did not commence operations until November 29, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing the Fund's investment objective, the Advisor employs a dynamic global macro asset allocation strategy. This strategy attempts to exploit periodic market inefficiencies by taking long and short positions in various asset classes (e.g., equity, fixed income and currencies) with a view to profit from relative movements across and within such asset classes. The Advisor uses a top-down approach that focuses on general price movements in various asset classes and currencies rather than the performance of individual company securities. The Advisor's macro asset allocation strategy is based primarily on the fundamental investment valuations of asset classes and currencies. The Advisor believes that investment fundamentals determine future cash flows which will ultimately drive the value of asset classes and currencies. The Advisor's goal is to identify and exploit periodic discrepancies between fundamental values and market prices. These perceived value/price discrepancies are the foundation for the Fund's portfolio construction.

The Fund may invest in or seek exposure to a wide range of asset classes including, without limitation, equity and fixed income markets (including asset-backed securities, mortgage-backed securities and other collateralized obligations and all grades and maturities of domestic and foreign credit, including high yield (junk bonds)), currencies, commodities, and real estate. The Fund has no geographic or other limits on the allocation of its assets among asset classes. The Fund may invest its assets in any markets, including emerging markets, or asset classes that the Advisor believes to be appropriate for meeting the Fund's investment objective. The Fund may also seek exposure to volatility or variances of broad-based market indices and to economic variables such as inflation rates. The Fund may seek long exposure to asset classes that the Advisor perceives will provide relatively attractive risk-adjusted returns and short exposure to asset classes that the Advisor perceives will provide relatively unattractive risk-adjusted returns, consistent with the Fund's investment objective of maximizing long-term risk adjusted total return. The Fund may also use long and short exposures to manage risk.

There are many ways in which the Fund may obtain a desired long exposure. The Fund may take long positions indirectly through exchange-traded funds ("ETFs"), including leveraged ETFs, exchange-traded notes and derivative instruments such as, but not limited to, futures, swaps, options and currency forward contracts. Futures would typically be on, though are not limited to, equity indexes and government bonds. Swaps would typically be on, though are not limited to, government bonds, credit default indexes, equity indexes, inflation, equity index volatility/variance, commodities and commodity indexes. The Fund may also enter into credit default swaps, including as the seller of a credit default swap. Options would typically be on, though are not limited to, equity indexes, equity index futures, government bonds, government bond futures and currencies. The Fund may also invest in individual stocks, real estate investment trusts, closed-end funds, preferred stock, publicly traded partnerships, royalty income trusts, repurchase agreements and other equity securities, fixed income securities and currencies for the purpose of effecting macro strategies. Long positions may be intended to enhance expected return, reduce expected risk or both.

There are many ways in which the Fund may obtain a desired short exposure. The Fund may take short positions indirectly through ETFs, including inverse and leveraged ETFs, and derivative instruments (listed above) that are intended to provide inverse exposure to a particular asset class or currency. The Fund may also engage in short sales on individual securities. Short positions may be intended to enhance expected return, reduce expected risk or both.

The Fund may increase or decrease its market and non-market risk exposures by increasing and decreasing leverage, or by increasing and decreasing cash and cash equivalents. Leverage may be used to achieve potentially higher returns through proportionally higher ex-ante risk exposures. Ex-ante risk exposure is the Advisor's forward-looking, best estimate, of the Fund's standard deviation from an expected return. Leverage would increase the expected return when opportunities are anticipated to be greater than normal, but will also increase risk.

To the extent the Fund seeks to invest in commodities, the Fund may gain exposure to the commodity markets by investing a portion of its assets in William Blair MAS Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), which is expected to invest mainly in commodity-linked derivative instruments, such as futures or swaps, and fixed income securities, some of which may serve as margin or collateral for the Subsidiary's derivatives positions. In accordance with federal income tax laws applicable to regulated investment companies, the Fund may only invest up to 25% of the value of its total assets in the Subsidiary. The Advisor manages the investment and reinvestment of the assets of the Subsidiary and administers the affairs of the Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Subsidiary. In managing the assets of the Subsidiary, the Advisor applies the Fund's investment policies and restrictions and the Fund's compliance policies and procedures generally as if such assets were held directly by the Fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through various instruments, including ETFs, exchange-traded notes or derivative instruments.

The Fund involves a high level of risk and may not be appropriate for everyone. You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The Fund is not a complete investment program and you should only consider the Fund for the alternative portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor's decision to make changes to or rebalance its clients' allocations in the separate accounts may substantially impact the Fund's performance. The Fund is designed for long-term investors.

Aggressive Investment Technique Risk.    The Fund may use investment techniques and financial instruments that may be considered aggressive – including but not limited to the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage. These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Asset Allocation Risk.    In allocating the Fund's assets, the Advisor may favor markets or asset classes that perform poorly relative to other markets and asset classes. To the extent that the Fund's assets are invested in markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Credit Risk.    The value of the Fund's fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

The Fund's investments in below investment grade securities (e.g., high yield or junk bonds) may have additional credit risk. Securities rated BBB or below by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default.

Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the issuer itself. While the U.S. Government may provide financial support to such agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

Commodity Risk.    Investing in the commodities markets and investing in commodity-linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities.

Commodities include energy, metals, agricultural products, livestock and minerals. ETFs in which the Fund may invest may also buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund's ability to invest in ETFs that invest in the commodities market and its ability to invest in commodity-linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Counterparty and Contractual Default Risk.    The Fund's investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty's bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund's investing activities.

Credit Default Swap Risk.    Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Currency Risk.    The value of the Fund's portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk.    Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Emerging Markets Risk.    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Political, social and economic structures in many emerging market countries may be less established and may change rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. Unanticipated political, social or economic developments may affect the values of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in these countries.

The currencies of certain emerging market countries have from time to time experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The system of share registration and custody in some emerging market countries may create certain risks of loss (including in some cases the risk of total loss) and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates or unauthorized trading, or other fraudulent activity.

Prior governmental approval of non-domestic investments may be required and foreign investment in domestic companies may be subject to limitation in some emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

The economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Exchange-Traded and Closed-End Fund Risk.    The risks of investment in other investment companies typically reflect the risk of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange.

Exchange-Traded Note Risk.    The returns of exchange-traded notes ("ETNs") are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer's credit quality or a downgrade in the issuer's credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs' fees and expenses as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Foreign Investment Risk.    The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund's investments. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in certain foreign markets generally is longer than for domestic markets. Foreign securities held by the Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held by the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Geographic Risk.    To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund's securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations. The Fund's investment in variable rate securities will generally be less sensitive to interest rate changes, but such securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Inverse ETF Risk.    An inverse ETF is a fund that is constructed by using various derivative instruments to profit from a decline in the underlying benchmark. Investing in these ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. Short sale risk involves the risk that the inverse ETF may incur a loss by subsequently buying a security at a higher price than the price at which it previously sold the security short. Because a loss incurred by an inverse ETF on a short sale results from increases in the value of the security, such losses are theoretically unlimited, an investment in an inverse ETF could result in a loss of the entire investment in that particular ETF. To the extent the inverse ETF uses derivatives to achieve short exposure, it is subject to derivatives risk including the risk of leverage.

Leveraged ETF Risk.    ETFs in which the Fund invests may borrow money for investment purposes, a practice commonly referred to as "leveraging." An ETF may also seek to employ leverage through the use of derivatives, such as futures, options or swaps. The use of leverage by ETFs is limited by law and regulation. Nevertheless, the use of leverage by the ETFs may increase exposure to fluctuations in the prices of the leveraged ETF's assets thereby making any change in the leveraged ETF's net asset value greater than without the use of leverage. Leverage could result in increased volatility of returns. Additionally, the interest and additional costs which the leveraged ETF pays to borrow money or engage in derivative transactions could reduce or eliminate the leveraged ETF's net investment profits. A leveraged ETF will also be expected to comply with asset coverage requirements which could force that fund to sell certain portfolio holdings or reduce its derivatives positions at a time which may be disadvantageous to that fund.

Liquidity Risk.    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. Securities subject to liquidity risk in which the Fund may invest include emerging markets securities, stocks of smaller companies, private placements, Rule 144A securities, below investment grade securities and other securities without an established market.

Market Risk.    The value of the Fund's investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of an investment may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Mortgage-Backed/Asset-Backed Securities Risk.    The value of the Fund's mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market's assessment of the quality of underlying assets. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and may reduce its value. When interest rates decline, property owners may prepay their mortgages more quickly than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments in other asset-backed securities are subject to similar extension and prepayment risks as those described above for mortgage-backed securities.

Portfolio Turnover Risk.    Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover may negatively impact the Fund's performance.

Real Estate Risk.    Exposure to real estate markets, through securities of real estate investment trusts ("REITs") or other instruments, will be subject to risks of the specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income tax purposes.

Regulatory Risk.    Future regulatory developments could impact the Fund's ability to invest in certain derivatives. For example, the Commodity Futures Trading Commission (the "CFTC") proposed to amend Regulation 4.5 under the Commodity Exchange Act to impose additional restrictions on the use of futures and options by registered investment companies. The adoption of the proposed amendments or similar amendments to Regulation 4.5 could adversely affect the Fund's ability to pursue its investment strategy.

Short Position Risk.    The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

Short Sales Risk.    Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If the Fund takes both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, the Fund's potential losses could exceed those of mutual funds that hold only long positions.

Smaller Company Risk.    Securities of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Fund may invest in the equity securities of very small cap companies, often referred to as "micro-cap" companies. For purposes of the Fund, "micro-cap" companies are those with market capitalizations of $300 million or less at the time of the Fund's investment. The considerations noted above are generally intensified for these investments.

Subsidiary Risk.    The Subsidiary is not registered under the Investment Company Act of 1940 Act, as amended (the "1940 Act") and is not subject to all the investor protections of the 1940 Act. In addition, neither an investment in the Subsidiary or an Underlying Vehicle is subject to all of the investor protections of the Commodity Exchange Act. By investing in the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary's investments. As described in Tax Risk below, the Fund has applied for a private letter ruling from the Internal Revenue Service (the "IRS") with respect to income derived from its investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

Tax Risk.    In order for the Fund to qualify as a regulated investment company under Subchapter M of Internal Revenue Code of 1986, as amended (the "Code"), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income ("qualifying income"). The Fund's intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not constitute qualifying income to the Fund. Receipt of non-qualifying income could cause the Fund to fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. The Fund has applied for a private letter ruling from the IRS confirming that income derived from the Fund's investment in the Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table showing the Fund's annual returns and average annual total returns are not included because the Fund does not have annual returns for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund's annual returns and average annual total returns are not included because the Fund does not have annual returns for a full calendar year

[1]	"Other Expenses" and AFFE are estimated for the current fiscal year since the Fund did not commence operations until November 29, 2011.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.35% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on November 29, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.